Other receivables and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and accrued income other than contract assets [abstract]
Schedule of other non-current receivables and other current receivables	Other non-current receivables

EURm	2025	2024
R&D tax credits	152	144
Indirect tax receivables	14	27
Other	111	39
Total	277	210
Other current receivables

EURm	2025	2024
VAT and other indirect tax receivables	311	300
Prepayments related to contract manufacturing	101	126
IT-related prepaid expenses	42	47
R&D tax credits and grant receivables	51	43
Divestment-related receivables	23	23
Other	256	228
Total	784	767

Schedule of other non-current liabilities and other current liabilities	Other non-current liabilities

EURm	2025	2024
Salaries, wages and social charges	39	30
Other	108	87
Total	147	117
Other current liabilities

EURm	2025	2024
Salaries, wages and social charges	1 591	1 531
Accrued expenses related to customer projects	190	245
Discounts without performance obligations	294	380
VAT and other indirect tax payables	285	314
Other(1)	378	413
Total	2 738	2 883
(1)Includes accrued logistics, R&D and IT expenses.